Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Transaction fees, including $569.0, $481.3 and $171.8 from related parties for the years ended December 31, 2015, 2014 and 2013, respectively	$ 1,290.2	$ 1,009.9	$ 612.8
Regulatory transaction fees, including $129.3, $117.0 and $39.2 from related parties for the years ended December 31, 2015, 2014 and 2013, respectively	275.7	272.0	127.4
Market data fees, including $2.4, $4.2 and $1.1 from related parties for the years ended December 31, 2015, 2014 and 2013, respectively	131.0	110.3	59.4
Connectivity fees and other, including $29.4, $21.2 and $9.1 from related parties for the years ended December 31, 2015, 2014 and 2013, respectively	81.8	66.0	41.9
Total revenues	1,778.7	1,458.2	841.5
Cost of revenues:
Liquidity payments, including $548.5, $368.3 and $167.1 to related parties for the years ended December 31, 2015, 2014 and 2013, respectively	1,070.7	831.4	474.7
Section 31 fees	275.7	272.0	127.4
Routing and clearing, including $38.9, $24.7 and $24.7 to related parties for the years ended December 31, 2015, 2014 and 2013, respectively	47.9	47.3	42.6
Total cost of revenues	1,394.3	1,150.7	644.7
Revenues less cost of revenues	384.4	307.5	196.8
Operating expenses:
Compensation and benefits	79.7	87.0	41.5
Depreciation and amortization	40.8	28.4	15.2
Systems and data communication	27.2	23.5	9.6
Occupancy	3.1	4.2	1.9
Professional and contract services	11.1	6.5	8.1
Regulatory Costs	11.1	12.1	5.4
Changes in fair value of contingent consideration liability to related party	2.8
Impairment of assets			3.5
General and administrative	26.3	26.2	10.0
Total operating expenses	202.1	187.9	95.2
Operating income	182.3	119.6	101.6
Non-operating (expenses) income:
Interest expense, net	(46.6)	(27.3)	(25.8)
Loss on extinguishment of debt		(13.6)
Equity in earnings in EuroCCP	1.2	1.1
Other income (expense), net	1.8	0.5	(0.2)
Income before income tax provision	138.7	80.3	75.6
Income tax provision	56.5	31.1	28.8
Net income	$ 82.2	$ 49.2	$ 46.8
Basic earnings per share	$ 0.87	$ 0.53	$ 0.71
Diluted earnings per share	$ 0.87	0.53	$ 0.71
Cash distributions declared per common stock		$ 2.69
Basic weighted average shares outstanding	94.6	92.2	66.0
Diluted weighted average shares outstanding	95.0	92.7	66.3